UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/28/2012

Item 1. Schedule of Investments.

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes–110.4%
New York–78.7%
$ 1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,073,047
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,750,456
605,000	Albany County, NY IDA (Wildwood Programs)	4.900		07/01/2021	600,705
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,680,916
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,450,037
3,670,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	4,070,911
1,420,000	Albany, NY Hsg. Authority (Lark Drive)	5.500		12/01/2028	1,424,004
685,000	Albany, NY IDA (Albany Rehabilitation)	8.375		06/01/2023	685,425
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	3,145,031
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,351,607
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	877,653
6,920,885	Albany, NY IDA (Charitable Leadership)[2]	5.750		07/01/2026	3,457,536
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	135,000
970,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	970,019
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,699,914
70,000	Albany, NY IDA (St. Peter’s Hospital)[1]	5.250		11/15/2032	75,790
1,770,000	Albany, NY Parking Authority	7.052	[3]	11/01/2017	1,419,522
500,000	Amherst, NY IDA (Asbury Pointe)	5.800		02/01/2015	500,600
45,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2023	45,020
3,000,000	Amherst, NY IDA (Asbury Pointe)	6.000		02/01/2029	3,000,360
5,420,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200		01/01/2040	5,200,111
770,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	772,903
2,735,000	Brookhaven, NY IDA (Enecon Corp.)	6.300		11/01/2033	2,752,012
1,975,000	Brookhaven, NY IDA (Stony Brook Foundation)	6.500		11/01/2020	1,978,654
95,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2025	95,143
3,030,000	Broome County, NY IDA (University Plaza)	5.000		08/01/2036	2,931,434
1,000,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2030	1,000,630
1,250,000	Broome County, NY IDA (University Plaza)	5.100		08/01/2036	1,226,250
3,000,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2030	3,007,080
4,450,000	Broome County, NY IDA (University Plaza)	5.200		08/01/2036	4,425,614
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	2,039,801
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	1,070,213
860,000	Build NYC Resource Corp. (YMCA of Greater New York)[1]	5.000		08/01/2032	982,361
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750		11/01/2030	3,028,950
860,000	Canton, NY Human Services Initiatives[1]	5.700		09/01/2024	869,451
1,155,000	Canton, NY Human Services Initiatives	5.750		09/01/2032	1,170,523
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	1,069,270
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2045	1,066,570

1	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 1,105,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450%		09/15/2019	$1,106,017
8,990,000	Cayuga County, NY COP (Auburn Memorial Hospital)	6.000		01/01/2021	9,003,036
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	102,254
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	112,308
900,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	927,099
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,550,360
1,885,000	Clifton Springs, NY Hospital & Clinic	8.000		01/01/2020	1,872,408
25,000	Cohoes, NY GO	6.200		03/15/2013	25,103
25,000	Cohoes, NY GO	6.250		03/15/2014	25,101
25,000	Cohoes, NY GO	6.250		03/15/2015	25,098
25,000	Cohoes, NY GO1	6.250		03/15/2016	25,093
710,000	Columbia County, NY IDA (Berkshire Farms)	7.500		12/30/2014	698,995
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,343,692
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)	5.250		07/01/2032	5,395,508
7,000,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2046	7,363,230
2,200,000	Dutchess County, NY IDA (Elant Fishkill)	5.250		01/01/2037	2,052,776
800,000	Dutchess County, NY IDA (St. Francis Hospital)	7.500		03/01/2029	823,680
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	757,939
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	621,720
3,000,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)	7.750		10/01/2032	3,032,220
2,210,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	2,211,856
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500		08/01/2033	1,699,864
3,000,000	Elmira, NY Hsg. Authority (Eastgate Apartments)	6.250		06/01/2044	2,864,730
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	2,051,013
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,724,510
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	1,012,491
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,406,490
1,960,000	Erie County, NY IDA (DePaul Properties)	5.750		09/01/2028	1,960,372
1,635,000	Erie County, NY IDA (DePaul Properties)	6.500		09/01/2018	1,685,358
1,690,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	1,719,660
11,310,000	Erie County, NY IDA (Medaille College)	7.625		04/01/2035	11,915,085
1,415,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	1,416,472
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	19,438,242
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	53,277,471
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	3,553,530
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	3,554,208
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	2,082,896
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	5,242,880

2	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600%	03/01/2027	$1,445,913
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450	11/15/2023	2,308,809
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625	09/01/2032	1,675,665
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000	06/01/2020	1,032,798
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000	06/01/2020	338,970
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	1,298,528
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	431,090
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300	06/01/2035	1,143,659
60,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	03/01/2028	61,111
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	08/15/2022	1,851,628
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500	10/01/2026	1,629,940
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)	5.500	12/01/2029	5,686,362
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	946,296
100,000	Glens Falls, NY GO1	6.000	02/01/2040	115,743
1,020,000	Green Island, NY Power Authority[1]	5.125	12/15/2024	1,020,551
2,045,000	Green Island, NY Power Authority[1]	6.000	12/15/2020	2,057,290
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,702,780
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)	6.500	11/01/2042	22,224,001
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)	6.500	11/01/2038	3,636,156
5,425,000	Hempstead, NY IDA (South Shore Y JCC)	6.750	11/01/2024	5,325,668
820,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	922,492
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,012,490
1,150,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,152,312
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	2,003,100
49,840,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	52,952,010
1,120,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	1,187,592
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	40,747,460
105,000	Huntington, NY Hsg. Authority (GJSR)	5.875	05/01/2019	105,159
840,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2029	840,798
8,500,000	Huntington, NY Hsg. Authority (GJSR)	6.000	05/01/2039	8,506,290
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	9,583,023
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)	6.250	12/01/2031	1,112,006

3	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 3,400,000	L.I., NY Power Authority, Series A1	5.000%		05/01/2036	$3,841,456
19,300,000	L.I., NY Power Authority, Series A1	5.000		09/01/2037	21,786,998
26,000,000	L.I., NY Power Authority, Series A1	5.000		05/01/2038	29,004,300
20,000,000	L.I., NY Power Authority, Series A1	5.000		09/01/2042	22,416,400
9,800,000	L.I., NY Power Authority, Series A1	5.750		04/01/2039	11,765,292
1,900,000	L.I., NY Power Authority, Series B1	5.750		04/01/2033	2,264,363
160,000	L.I., NY Power Authority, Series C1	5.000		09/01/2033	165,382
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000		06/01/2040	5,449,778
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000		06/01/2028	867,604
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000		06/01/2032	1,114,652
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300		02/01/2021	1,324,778
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350		02/01/2031	5,510,065
570,000	Middletown, NY IDA (Flanagan Design & Display)[2]	7.500		11/01/2018	512,139
50,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.750		05/01/2023	50,351
165,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875		05/01/2033	171,044
860,000	Monroe County, NY IDA (Cloverwood Senior Living)	6.875		05/01/2033	863,947
3,625,000	Monroe County, NY IDA (DePaul Community Facilities)	5.875		02/01/2028	3,630,293
2,440,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)	6.500		12/01/2042	2,486,824
2,980,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	2,981,520
2,175,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	1,534,245
3,660,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	2,817,248
530,000	Monroe County, NY IDA (Volunteers of America)	5.700		08/01/2018	529,952
2,765,000	Monroe County, NY IDA (Volunteers of America)	5.750		08/01/2028	2,716,861
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	953,224
15,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2031	15,018
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	564,840
1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500		10/01/2041	2,053,679
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	951,677
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,680,754
15,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	18,378,750
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	3,328,000
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	592,951
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,293,879

4	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200%		12/01/2033	$614,610
1,865,000	Mount Vernon, NY IDA (Meadowview)	6.150		06/01/2019	1,867,518
2,600,000	Mount Vernon, NY IDA (Meadowview)	6.200		06/01/2029	2,601,846
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	639,682
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	948,952
630,000	Nassau County, NY IDA (ACDS)	5.950		11/01/2022	626,573
285,000	Nassau County, NY IDA (ALIA-ACDS)	7.500		06/01/2015	285,801
2,405,000	Nassau County, NY IDA (ALIA-ACLD)	6.250		09/01/2022	2,419,478
125,000	Nassau County, NY IDA (ALIA-ACLD)	7.125		06/01/2017	125,000
140,000	Nassau County, NY IDA (ALIA-ACLD)	7.500		06/01/2015	140,000
3,185,000	Nassau County, NY IDA (ALIA-CSMR)	7.000		11/01/2016	3,233,412
1,825,000	Nassau County, NY IDA (ALIA-CSMR)	7.125		06/01/2017	1,845,258
710,000	Nassau County, NY IDA (ALIA-CSMR)	7.500		06/01/2015	711,995
485,000	Nassau County, NY IDA (ALIA-HH)	7.125		06/01/2017	490,384
375,000	Nassau County, NY IDA (ALIA-HHS)	7.125		06/01/2017	379,163
60,000	Nassau County, NY IDA (ALIA-LVH)	7.500		06/01/2015	60,169
7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	5,179,876
210,000	Nassau County, NY IDA (CNGCS)	7.500		06/01/2015	210,590
2,245,000	Nassau County, NY IDA (CNGCS)	8.150		06/01/2030	2,248,592
4,520,000	Nassau County, NY IDA (CSMR)	5.950		11/01/2022	4,495,411
585,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)	5.950		11/01/2022	581,818
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	1,647,334
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,235,397
600,000	Nassau County, NY IDA (Life’s WORCA)	5.950		11/01/2022	596,736
3,470,000	Nassau County, NY IDA (Little Village School)	7.500		12/01/2031	3,520,489
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,658,972
1,920,000	Nassau County, NY IDA (North Shore CFGA)	6.750		05/01/2024	1,920,941
1,095,000	Nassau County, NY IDA (PLUS Group Home)	6.150		11/01/2022	1,102,884
990,000	Nassau County, NY IDA (United Cerebral Palsy)	6.250		11/01/2014	992,039
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)	6.500		11/01/2037	640,079
515,000	Nassau County, NY IDA, Series A-A	6.000		07/02/2021	515,922
5,800,000	Nassau County, NY IDA, Series A-B	6.000		07/01/2021	5,810,382
565,000	Nassau County, NY IDA, Series A-C	6.000		07/01/2021	566,011
630,000	Nassau County, NY IDA, Series A-D	6.000		07/01/2021	631,128
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	86,314,773
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,265,150
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	778,600
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	3,832,056
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	6,531,781
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	204,800
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	16,389,754
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,812,836
2,200,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,241,228

5	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750%		05/15/2022	$19,952
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,424,752
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,955,133
125,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	131,413
500,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2035	551,430
850,000	Niagara, NY Area Devel. Corp. (Niagara University)[1]	5.000		05/01/2042	934,550
385,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	379,287
2,025,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	2,048,085
2,660,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)	7.375		12/15/2021	3,292,176
5,980,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	5,938,080
6,245,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	6,156,883
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	19,055,007
29,840,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	25,613,462
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	44,984,951
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	245,157
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,234,460
131,335,000	NY Counties Tobacco Trust IV	5.920	[3]	06/01/2050	3,458,051
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	4,920,744
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	3,116,544
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	36,614,268
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	25,411,155
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	79,143,075
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	19,878,265
598,653,613	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	17,342,995
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	8,477,310
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	19,686,400
15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.125		01/15/2044	16,664,100
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625		01/15/2046	71,695,318
66,805,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	78,453,120
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
6,510,000	NY MTA, Series 2008C1	6.500		11/15/2028	8,354,543
41,560,000	NY MTA, Series A4	5.000		11/15/2030	41,821,752
14,650,000	NY MTA, Series A1	5.000		11/15/2030	14,742,295
340,000	NY MTA, Series A1	5.000		11/15/2032	355,337
205,000	NY MTA, Series A1	5.000		11/15/2032	206,140
4,250,000	NY MTA, Series A1	5.000		11/15/2041	4,728,593
15,400,000	NY MTA, Series A1	5.125		11/15/2031	15,485,470
6,800,000	NY MTA, Series A1	5.250		11/15/2038	7,782,940

6	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 18,280,000	NY MTA, Series A1	5.750%		11/15/2032	$18,401,379
16,745,000	NY MTA, Series B-2[1]	5.000		11/15/2033	19,687,097
230,000	NY MTA, Series C1	5.000		11/15/2031	268,497
37,675,000	NY MTA, Series D1	5.000		11/15/2030	43,802,839
2,150,000	NY MTA, Series D1	5.000		11/15/2032	2,499,698
15,395,000	NY MTA, Series D1	5.000		11/15/2036	17,410,667
33,690,000	NY MTA, Series D1	5.250		11/15/2040	38,301,487
8,000,000	NY MTA, Series D-1[1]	5.000		11/01/2027	9,510,640
3,500,000	NY MTA, Series D-1[1]	5.000		11/01/2028	4,147,395
30,000,000	NY MTA, Series F1	5.000		11/15/2030	35,192,700
2,100,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2030	2,543,142
1,500,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2031	1,804,695
6,470,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		11/15/2037	7,531,533
5,000,000	NY Triborough Bridge & Tunnel Authority[1]	5.250		11/15/2030	5,243,050
135,000	NY Triborough Bridge & Tunnel Authority, Series B1	5.125		11/15/2029	135,875
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	13,251,105
250,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	196,770,595
322,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	244,885,640
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)	7.250		11/01/2042	5,003,700
35,590,000	NYC GO1	4.950	[5]	12/15/2033	37,451,357
15,000	NYC GO1	5.000		06/01/2020	16,687
25,000	NYC GO1	5.000		03/01/2025	25,513
25,000	NYC GO1	5.000		10/15/2027	26,251
3,000,000	NYC GO1	5.000		08/01/2029	3,637,530
5,000,000	NYC GO1	5.000		08/01/2029	6,014,700
10,920,000	NYC GO4	5.000		08/01/2030	11,939,164
15,000	NYC GO	5.000		03/01/2033	15,308
12,455,000	NYC GO4	5.000		12/01/2033	13,415,193
10,000,000	NYC GO1	5.000		10/01/2034	11,632,800
12,765,000	NYC GO4	5.000		03/01/2035	13,759,000
5,400,000	NYC GO4	5.000		08/01/2035	5,890,909
3,800,000	NYC GO1	5.000		08/01/2035	4,384,668
8,405,000	NYC GO1	5.000		05/15/2036	9,535,641
20,000,000	NYC GO4	5.250		03/01/2021	24,567,600
265,000	NYC GO1	5.250		06/01/2027	266,039
20,000	NYC GO1	5.250		01/15/2033	20,302
40,000	NYC GO1	5.250		01/15/2033	40,592
5,000	NYC GO1	5.375		12/01/2026	5,020
5,000	NYC GO1	5.375		03/01/2027	5,111
440,000	NYC GO1	5.375		06/01/2032	441,817
40,000	NYC GO1	5.500		08/01/2022	40,169
5,000	NYC GO	5.500		12/01/2031	5,021
15,000	NYC GO	5.500		11/15/2037	15,063
5,000	NYC GO	5.950		08/01/2014	5,024

7	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 40,000	NYC GO	6.154%[3]		10/01/2012	$39,999
2,000,000	NYC GO1	6.250		12/15/2031	2,499,060
5,000	NYC GO	7.250		08/15/2024	5,028
5,000	NYC GO1	7.750		08/15/2028	5,141
1,475,000	NYC GO ROLs[6]	18.029	[7]	05/15/2031	2,419,767
5,395,000	NYC GO ROLs[6]	18.039	[7]	05/15/2036	8,297,942
875,000	NYC GO ROLs[6]	18.043	[7]	05/15/2033	1,400,700
29,280	NYC HDC (Beekman)	6.500		10/15/2017	29,388
200,609	NYC HDC (Bridgeview III)	6.500		12/15/2017	201,215
613,483	NYC HDC (Cadman Towers)	6.500		11/15/2018	615,496
39,221	NYC HDC (Essex Terrace)	6.500		07/15/2018	39,337
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	951,944
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	816,652
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,598,140
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,226
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,818,988
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,593,540
3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125		11/01/2032	3,162,960
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,448,993
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,753,239
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200		11/01/2040	8,437,223
14,110,000	NYC HDC (Multifamily Hsg.)[4]	5.250		11/01/2030	14,530,891
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,543,707
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,448,092
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,290,646
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,974,152
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,772,528
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500		11/01/2034	3,412,679
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550		11/01/2039	3,127,294
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700		11/01/2046	12,057,146
70,000	NYC HDC (Multifamily Hsg.), Series A1	5.500		11/01/2034	70,488
30,570,000	NYC HDC (Multifamily Hsg.), Series B4	5.350		05/01/2049	32,161,435
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050		11/01/2036	11,595,070
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125		05/01/2040	8,636,993
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200		11/01/2033	1,003,910
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200		11/01/2032	2,163,426
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875		11/01/2039	13,584,269
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200		11/01/2038	1,377,522
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250		05/01/2046	3,476,330
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[4]	5.200		11/01/2038	15,985,736
711,193	NYC HDC (Ruppert)	6.500		11/15/2018	748,857
176,116	NYC HDC (St. Martin Tower)	6.500		11/15/2018	176,693
2,750,000	NYC HDC, Series C4	5.000		11/01/2026	2,872,018
10,100,000	NYC Health & Hospital Corp. (Health System)[1]	5.000		02/15/2030	11,460,369
870,000	NYC IDA (A Very Special Place)	5.750		01/01/2029	867,181

8	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 125,000	NYC IDA (Allied Metal)	6.375%	12/01/2014	$125,009
940,000	NYC IDA (Allied Metal)	7.125	12/01/2027	940,395
2,520,000	NYC IDA (Amboy Properties)	6.750	06/01/2020	2,430,112
2,905,000	NYC IDA (American Airlines)[2]	5.400	07/01/2019	1,922,268
32,580,000	NYC IDA (American Airlines)[2]	5.400	07/01/2020	21,562,096
30,810,000	NYC IDA (American Airlines)[2]	6.900	08/01/2024	20,392,831
540,000	NYC IDA (American Airlines)	7.500	08/01/2016	567,724
18,200,000	NYC IDA (American Airlines)	7.625	08/01/2025	19,195,176
59,350,000	NYC IDA (American Airlines)	7.750	08/01/2031	62,596,445
39,860,000	NYC IDA (American Airlines)	8.000	08/01/2028	42,039,943
338,060,000	NYC IDA (American Airlines)	8.500	08/01/2028	344,618,364
3,530,000	NYC IDA (American National Red Cross)	5.000	02/01/2036	3,592,763
3,455,000	NYC IDA (Atlantic Paste & Glue Company)	6.625	11/01/2019	3,604,291
810,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	810,705
1,125,000	NYC IDA (Bark Frameworks)	6.750	11/01/2019	1,124,899
5,500,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	5,642,725
1,035,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	1,067,675
4,220,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	4,300,560
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	85,644,378
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	131,761,410
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	21,327,857
16,205,000	NYC IDA (Calhoun School)	6.625	12/01/2034	17,177,786
4,145,000	NYC IDA (Calhoun School)	6.625	12/01/2034	4,497,035
2,895,000	NYC IDA (Center for Elimination of Family Violence)	7.375	11/01/2036	3,047,190
14,700,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	14,617,239
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375	08/01/2027	3,380,858
29,135,000	NYC IDA (Chapin School)	5.000	11/01/2038	29,577,852
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,553,087
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,146,132
3,645,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,648,062
1,445,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,446,113
1,055,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	1,056,361
1,150,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	1,092,891
1,035,000	NYC IDA (Cool Wind Ventilation)	5.450	11/01/2017	983,602
5,685,000	NYC IDA (Cool Wind Ventilation)	6.075	11/01/2027	5,241,627
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	500,242
5,500,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	3,474,350
950,000	NYC IDA (Good Shepherd Services)	5.875	06/01/2014	951,710
2,970,000	NYC IDA (Gourmet Boutique)	5.750	05/01/2021	2,360,615
7,290,000	NYC IDA (Guttmacher Institute)	5.750	12/01/2036	7,080,923
1,870,000	NYC IDA (Herbert G. Birch Childhood Project)	8.375	02/01/2022	1,890,290
700,000	NYC IDA (Independent Living Assoc.)	6.200	07/01/2020	717,542
2,170,000	NYC IDA (Little Red Schoolhouse)	6.750	11/01/2018	2,172,626
3,745,000	NYC IDA (Manhattan Community Access Corp.)	6.000	12/01/2036	3,798,741
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	1,960,207

9	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375%	11/01/2038	$9,490,712
630,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	637,491
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	4,055,634
16,335,000	NYC IDA (MediSys Health Network)	6.250	03/15/2024	15,172,928
8,405,000	NYC IDA (Metro Biofuels)	6.000	11/01/2028	7,646,365
2,325,000	NYC IDA (Metropolitan College of New York)	5.750	03/01/2020	2,414,024
40,000,000	NYC IDA (NYU)[4]	5.250	07/01/2048	44,794,212
2,935,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2017	2,856,606
805,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2018	783,772
1,750,000	NYC IDA (PSCH)	6.375	07/01/2033	1,764,455
6,800,000	NYC IDA (Reece School)	7.500	12/01/2037	7,186,036
1,000,000	NYC IDA (Roundabout Theatre)	5.000	10/01/2023	955,140
3,465,000	NYC IDA (Sahadi Fine Foods)	6.750	11/01/2019	3,465,485
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	200,432
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)	5.000	07/01/2026	800,651
4,380,000	NYC IDA (Showman Fabricators)	7.500	11/01/2028	3,727,380
2,900,000	NYC IDA (South Bronx Overall Economic Devel.)	8.625	12/01/2025	2,902,030
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)	4.750	07/01/2020	1,569,230
995,000	NYC IDA (Special Needs Facilities Pooled Program)	5.250	07/01/2022	939,539
2,000,000	NYC IDA (Special Needs Facilities Pooled Program)	6.650	07/01/2023	2,004,560
405,000	NYC IDA (Special Needs Facilities Pooled Program)	7.875	08/01/2025	406,519
475,000	NYC IDA (St. Francis College)[1]	5.000	10/01/2034	490,708
5,760,000	NYC IDA (Stallion)	5.500	11/01/2036	4,363,373
955,000	NYC IDA (Stallion)	6.000	11/01/2027	829,952
290,000	NYC IDA (Streamline Plastics)	7.750	12/01/2015	290,200
1,275,000	NYC IDA (Streamline Plastics)	8.125	12/01/2025	1,275,587
6,808,500	NYC IDA (Studio School)	7.000	11/01/2038	4,521,797
605,000	NYC IDA (Surprise Plastics)[2]	7.500	11/01/2013	555,777
2,480,000	NYC IDA (Surprise Plastics)[2]	8.500	11/01/2023	2,046,967
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	1,609,710
380,000	NYC IDA (The Bank Street College)	5.250	12/01/2021	387,969
1,000,000	NYC IDA (The Bank Street College)	5.250	12/01/2030	1,012,430
8,800,000	NYC IDA (The Child School)	7.550	06/01/2033	9,032,056
3,655,000	NYC IDA (Therapy & Learning Center)	8.250	09/01/2031	3,711,141
8,730,000	NYC IDA (Tides Two Rivers Foundation)	5.650	12/01/2039	7,368,382
7,580,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)[1]	5.000	07/01/2028	8,039,121
32,040,000	NYC IDA (Unicef)	5.300	11/01/2038	32,458,442
12,500,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)[1]	5.000	07/01/2034	14,623,000
3,640,000	NYC IDA (Urban Resource Institute)	7.375	11/01/2033	3,679,130
1,100,000	NYC IDA (Utleys)	7.375	11/01/2023	1,100,484
9,100,000	NYC IDA (Visy Paper)	7.800	01/01/2016	9,116,835
70,500,000	NYC IDA (Visy Paper)	7.950	01/01/2028	70,562,040
1,930,000	NYC IDA (Vocational Instruction)[2]	7.750	02/01/2033	1,084,660
1,450,000	NYC IDA (W & W Jewelers)	8.250	02/01/2021	1,469,894
5,930,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	5,931,305
2,900,000	NYC IDA (Weizmann Institute)	5.900	11/01/2034	2,900,638
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000	12/31/2012	1,950,407

10	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 6,160,000	NYC IDA (Westchester Square Medical Center)	8.375%	11/01/2015	$4,298,571
1,245,000	NYC IDA (World Casing Corp.)	6.700	11/01/2019	1,244,963
50,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2031	52,774
36,110,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	37,347,490
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	20,283,780
24,270,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	24,162,969
1,220,000	NYC IDA (YMCA of Greater New York)[1]	5.000	08/01/2036	1,281,378
10,755,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	12,946,224
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	8,244,900
8,950,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2031	10,438,833
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	11,745,200
4,820,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	4,966,287
2,125,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	2,189,494
9,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	9,273,150
20,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	21,616
280,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	298,757
25,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2035	25,759
1,445,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2036	1,561,770
12,875,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	13,265,756
38,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	43,818,775
9,200,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	9,479,220
4,300,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	4,569,868
19,740,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	20,978,882
2,715,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2039	2,976,998
10,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2043	11,387,500
7,500,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2044	8,522,250
7,350,000	NYC Municipal Water Finance Authority[1]	5.250	06/15/2040	8,658,962
11,570,000	NYC Municipal Water Finance Authority[1]	5.375	06/15/2043	13,681,525
31,750,000	NYC Municipal Water Finance Authority[1]	5.500	06/15/2043	37,986,970
2,650,000	NYC Municipal Water Finance Authority[1]	5.750	06/15/2040	3,205,626
3,000,000	NYC Sales Tax Asset Receivables Corp., Series A1	5.000	10/15/2032	3,248,610
3,090,000	NYC Transitional Finance Authority[1]	5.000	11/01/2039	3,582,731
3,000,000	NYC Transitional Finance Authority[1]	5.125	01/15/2034	3,400,920
7,685,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2033	8,972,084
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2037	17,357,250
7,910,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	9,062,329
15,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2037	17,547,600
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,965,897
15,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2034	17,696,400
20,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.250	11/01/2027	24,175,600
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2027	989,341
850,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2028	987,777
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2029	499,307
430,000	NYS DA (Brooklyn Law School)[1]	5.000	07/01/2030	496,560

11	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 4,000,000	NYS DA (Buena Vida Nursing Home)[1]	5.250%	07/01/2028	$4,060,800
500,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	541,930
260,000	NYS DA (Catholic Health System)[1]	5.000	07/01/2032	279,841
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	2,306,948
15,000	NYS DA (Dept. of Mental Hygiene)	5.250	08/15/2031	15,052
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	312,477
5,300,000	NYS DA (Interagency Council Pooled Loan Program)	7.000	07/01/2031	5,729,406
5,815,000	NYS DA (Interagency Council)	7.000	07/01/2035	6,123,079
3,000,000	NYS DA (Iona College)[1]	5.000	07/01/2032	3,323,340
3,255,000	NYS DA (L.I. University)[1]	5.125	09/01/2023	3,259,069
1,335,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	1,336,428
3,490,000	NYS DA (Manhattan College)	5.300	07/01/2037	3,626,319
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	20,197,723
10,640,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2030	11,480,241
11,820,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2035	12,753,425
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	161,426
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	5.000	07/01/2029	938,888
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375	07/01/2029	4,139,025
10,000	NYS DA (Mount Saint Mary College)[1]	5.000	07/01/2032	10,090
130,000	NYS DA (New School University)[1]	5.000	07/01/2033	130,163
5,000,000	NYS DA (New School University)[1]	5.000	07/01/2041	5,004,900
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,155,700
150,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	154,031
6,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	6,688,920
3,685,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	4,108,112
1,000,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2039	1,119,990
8,460,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.000	05/01/2041	9,357,944
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.250	05/01/2034	13,244,320
23,075,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	24,573,721
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,191,580
6,035,000	NYS DA (Providence Rest)	5.000	07/01/2035	5,421,603
2,700,000	NYS DA (Providence Rest)	5.125	07/01/2030	2,580,012
3,100,000	NYS DA (Providence Rest)	5.250	07/01/2025	3,100,527
6,260,000	NYS DA (Rochester General Hospital)	5.000	12/01/2025	6,402,728
17,660,000	NYS DA (Rochester General Hospital)	5.000	12/01/2035	17,946,092
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,228,450
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,340,820
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,911,649
350,000	NYS DA (School District Financing)[1]	5.750	10/01/2018	351,428
50,000	NYS DA (School Districts Financing Program), Series B1	6.000	10/01/2022	50,229

12	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 25,000	NYS DA (School Districts Financing Program), Series B1	6.000%		10/01/2029	$25,106
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100		07/01/2034	1,101,348
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,899,535
50,000	NYS DA (St. Barnabas Hospital)	5.125		02/01/2022	50,159
35,000	NYS DA (St. Barnabas Hospital)	5.450		08/01/2035	35,062
1,235,000	NYS DA (St. John’s University)[1]	5.000		07/01/2027	1,471,935
270,000	NYS DA (St. John’s University)[1]	5.000		07/01/2028	320,277
10,750,000	NYS DA (St. John’s University)[1]	5.000		07/01/2030	12,641,248
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250		07/01/2035	3,909,045
50,000,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	53,986,500
1,575,000	NYS DA (St. Thomas Aquinas College)	5.250		07/01/2028	1,576,481
15,915,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		03/15/2034	18,543,521
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2035	3,482,820
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,375,930
2,500,000	NYS DA (Teachers College)[1]	5.000		07/01/2034	2,877,900
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	6,260,700
10,000	NYS DA (The Brooklyn Hospital Center)	5.150		02/01/2029	10,039
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	5,014,695
1,000,000	NYS DA (University of Rochester)[1]	0.000	[8]	07/01/2039	1,044,490
60,000	NYS DA (University of Rochester)[1]	5.000		07/01/2034	63,754
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,624,220
2,375,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	2,755,594
5,000,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.125		06/15/2038	5,748,050
430,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	459,567
65,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	65,065
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	26,461
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,057
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.035	[7]	04/01/2020	7,044,800
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.265	[7]	07/01/2026	16,457,132
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	352,856
150,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	151,167
95,000	NYS ERDA (LILCO)[1]	5.300		08/01/2025	95,142
610,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350		12/01/2028	614,465
300,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375		05/15/2032	303,264
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,161,020
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,481,334
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450		11/01/2045	10,792,164
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	170,192
1,745,000	NYS HFA (Children’s Rescue)	7.625		05/01/2018	1,745,471
940,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	966,151
1,250,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,288,113
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	155,327
120,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	127,631

13	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 3,695,000	NYS HFA (Multifamily Hsg.)[1]	4.850%		02/15/2038	$3,813,314
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,082,184
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,077,677
990,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	991,356
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650		08/15/2030	3,204,384
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,712,309
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700		08/15/2033	2,122,968
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,257,761
3,765,000	NYS HFA (Multifamily Hsg.)[1]	6.750		11/15/2036	3,986,759
365,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2012	367,190
385,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2013	387,152
470,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2014	470,000
495,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2015	497,539
535,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2016	537,670
590,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2017	592,850
630,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	632,911
1,250,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	1,384,238
615,000	NYS LGSC (SCSB)	7.375		12/15/2016	617,620
980,000	NYS LGSC (SCSB)	7.750		12/15/2021	1,003,314
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000		11/15/2031	5,705,400
3,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000		11/15/2044	3,308,280
10,000,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000		09/15/2040	11,420,100
13,500,000	NYS Liberty Devel. Corp. (7 World Trade Center)[1]	5.000		09/15/2043	14,884,695
150,000	NYS Medcare (Hospital & Nursing Home)[1]	7.400		11/01/2016	150,792
75,000	NYS Medcare (Hospital & Nursing Home)[1]	9.375		11/01/2016	75,562
5,000,000	NYS Power Authority[1]	5.000		11/15/2038	5,825,900
5,540,000	NYS Thruway Authority[1]	5.000		04/01/2031	6,500,525
7,650,000	NYS Thruway Authority[1]	5.000		01/01/2032	8,881,880
21,250,000	NYS Thruway Authority[1]	5.000		01/01/2037	24,174,425
20,000	NYS UDC (Subordinated Lien)	5.500		07/01/2016	20,084
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	4.625		09/15/2030	48,807
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)	5.000		09/15/2035	831,345
400,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.300		03/15/2019	400,036
1,060,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)	5.350		03/15/2029	998,562
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,285,156
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,183,695
545,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	546,264
42,834,598	Onondaga County, NY Res Rec	0.000	[8]	05/01/2022	35,933,944
22,075,000	Onondaga County, NY Res Rec	5.000		05/01/2015	21,742,771
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,199,240

14	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250%	12/01/2041	$3,852,352
2,315,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2021	2,332,525
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2031	2,335,974
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)	7.000	08/01/2031	2,099,865
1,800,000	Orange County, NY IDA (Glen Arden)	5.625	01/01/2018	1,675,242
5,590,000	Orange County, NY IDA (Glen Arden)	5.700	01/01/2028	4,648,365
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2021	1,719,802
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	6,341,711
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)	5.375	12/01/2026	2,239,135
10,910,000	Peekskill, NY IDA (Drum Hill)	6.375	10/01/2028	10,913,819
35,475,000	Port Authority NY/NJ (Continental Airlines)	9.125	12/01/2015	36,361,875
16,435,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2022	16,440,917
31,910,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750	12/01/2025	31,918,297
45,300,000	Port Authority NY/NJ (KIAC)	6.750	10/01/2019	45,300,906
150,000	Port Authority NY/NJ, 131st Series[1]	4.750	06/15/2033	153,362
60,000	Port Authority NY/NJ, 132nd Series[1]	5.000	09/01/2038	61,711
250,000	Port Authority NY/NJ, 135th Series[1]	5.000	03/15/2039	259,700
33,025,000	Port Authority NY/NJ, 136th Series[4]	5.125	05/01/2034	35,118,731
5,000,000	Port Authority NY/NJ, 136th Series[1]	5.125	05/01/2034	5,316,800
19,175,000	Port Authority NY/NJ, 136th Series[4]	5.375	11/01/2028	20,552,842
22,855,000	Port Authority NY/NJ, 136th Series[4]	5.500	11/01/2029	24,448,799
26,000,000	Port Authority NY/NJ, 138th Series[4]	4.750	12/01/2034	27,040,000
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500	09/01/2029	28,263,717
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	52,761,367
35,000	Port Authority NY/NJ, 143rd Series[1]	5.000	04/01/2036	37,284
17,500,000	Port Authority NY/NJ, 144th Series[1]	5.000	10/01/2035	19,974,500
12,840,000	Port Authority NY/NJ, 146th Series[4]	4.500	12/01/2034	13,371,531
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	10,418
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	28,023,831
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	10,745
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750	10/15/2028	14,031,458
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2027	19,382,344
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2032	21,516,350
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750	03/15/2035	98,337,564
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	18,052,050
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	112,916,899
13,715,000	Port Authority NY/NJ, 152nd Series[4]	5.250	05/01/2038	15,095,186
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	26,869,950

15	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 15,300,000	Port Authority NY/NJ, 161st Series[4]	5.000%		10/15/2031	$17,891,820
20,250,000	Port Authority NY/NJ, 163rd Series[4]	5.000		07/15/2039	23,129,348
21,515,000	Port Authority NY/NJ, 166th Series[4]	5.000		01/15/2041	24,492,844
15,000,000	Port Authority NY/NJ, 166th Series[4]	5.250		07/15/2036	17,782,800
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000		10/01/2034	454,584
50,660,000	Port Authority NY/NJ, 37th Series[4]	5.250		07/15/2034	54,418,972
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,760,400
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,549,260
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	5,613,309
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	6,405,531
4,820,000	Rensselaer, NY City School District COP	5.000		06/01/2036	4,973,806
1,165,000	Riverhead, NY IDA (Michael Reilly Design)	8.875		08/01/2021	1,194,556
1,195,000	Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for the Learning Disabled Obligated Group)	4.900		07/01/2021	1,129,693
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	8,791,333
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	12,574,212
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]	08/15/2045	1,253,100
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[3]	08/15/2060	2,488,320
20,000	Sanford Town, NY GO	5.250		04/15/2015	21,608
20,000	Sanford Town, NY GO	5.250		04/15/2016	22,123
25,000	Sanford Town, NY GO	5.250		04/15/2017	27,547
25,000	Sanford Town, NY GO	5.250		04/15/2018	27,434
25,000	Sanford Town, NY GO	5.250		04/15/2019	27,298
25,000	Sanford Town, NY GO	5.250		04/15/2020	27,157
30,000	Sanford Town, NY GO	5.250		04/15/2021	32,364
30,000	Sanford Town, NY GO	5.250		04/15/2022	32,207
30,000	Sanford Town, NY GO	5.250		04/15/2023	32,038
30,000	Sanford Town, NY GO	5.250		04/15/2024	31,920
35,000	Sanford Town, NY GO	5.250		04/15/2025	37,152
35,000	Sanford Town, NY GO	5.250		04/15/2026	37,116
40,000	Sanford Town, NY GO	5.250		04/15/2027	42,377
40,000	Sanford Town, NY GO	5.250		04/15/2028	42,322
40,000	Sanford Town, NY GO	5.250		04/15/2029	42,254
45,000	Sanford Town, NY GO	5.250		04/15/2030	47,505
45,000	Sanford Town, NY GO	5.250		04/15/2031	47,474
50,000	Sanford Town, NY GO	5.250		04/15/2032	52,732
50,000	Sanford Town, NY GO	5.250		04/15/2033	52,783
55,000	Sanford Town, NY GO	5.250		04/15/2034	58,043
60,000	Sanford Town, NY GO	5.250		04/15/2035	63,278
60,000	Sanford Town, NY GO	5.250		04/15/2036	63,217
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,796,254

16	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 22,885,000	SONYMA, Series 106[4]	5.250%	04/01/2034	$22,905,156
30,225,000	SONYMA, Series 109[4]	4.950	10/01/2034	30,546,896
17,495,000	SONYMA, Series 113[1]	5.200	10/01/2030	18,437,981
27,005,000	SONYMA, Series 116[1]	4.750	10/01/2029	27,960,977
28,445,000	SONYMA, Series 116[1]	4.800	10/01/2034	29,477,554
9,510,000	SONYMA, Series 133[4]	5.050	10/01/2026	9,837,279
22,915,000	SONYMA, Series 137[4]	4.700	10/01/2031	23,478,619
16,770,000	SONYMA, Series 140[4]	4.750	10/01/2037	17,033,077
9,870,000	SONYMA, Series 143[4]	4.900	10/01/2037	10,198,843
4,550,000	SONYMA, Series 145[4]	5.125	10/01/2037	4,735,595
900,000	SONYMA, Series 145[1]	5.125	10/01/2037	936,675
1,955,000	SONYMA, Series 148[4]	5.150	10/01/2027	2,092,082
6,165,000	SONYMA, Series 148[4]	5.200	10/01/2032	6,536,202
740,000	SONYMA, Series 69[1]	5.500	10/01/2028	740,984
6,105,000	SONYMA, Series 71[4]	5.400	04/01/2029	6,113,673
190,000	SONYMA, Series 71[1]	5.400	04/01/2029	190,266
10,000	SONYMA, Series 71[1]	5.400	04/01/2029	10,012
235,000	SONYMA, Series 73[1]	5.300	10/01/2028	235,569
15,790,000	SONYMA, Series 73-A4	5.300	10/01/2028	15,828,297
1,225,000	SONYMA, Series 77[1]	5.150	04/01/2029	1,226,384
2,065,000	SONYMA, Series 79[4]	5.300	04/01/2029	2,067,478
1,510,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.000	09/01/2041	1,704,050
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,505,527
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	633,376
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)	7.250	12/01/2029	3,834,140
1,980,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	5.250	10/01/2020	2,159,487
5,440,000	St. Lawrence County, NY IDA (Edwards John Noble Hospital)	6.250	10/01/2040	5,980,192
11,850,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	13,618,731
1,010,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)	6.750	06/01/2027	1,039,482
4,270,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375	12/01/2040	4,610,447
720,000	Suffolk County, NY IDA (ACLD)	6.000	12/01/2019	725,177
290,000	Suffolk County, NY IDA (ALIA-ACDS)	7.125	06/01/2017	293,219
1,735,000	Suffolk County, NY IDA (ALIA-ACLD)	5.950	10/01/2021	1,733,196
95,000	Suffolk County, NY IDA (ALIA-ACLD)	6.375	06/01/2014	95,000
240,000	Suffolk County, NY IDA (ALIA-ACLD)	7.500	09/01/2015	241,205
115,000	Suffolk County, NY IDA (ALIA-ADD)	6.950	12/01/2014	115,593
260,000	Suffolk County, NY IDA (ALIA-ADD)	7.125	06/01/2017	262,886
105,000	Suffolk County, NY IDA (ALIA-ADD)	7.500	09/01/2015	106,493
845,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500	11/01/2037	838,553
2,400,000	Suffolk County, NY IDA (ALIA-DDI)	5.950	10/01/2021	2,438,544
300,000	Suffolk County, NY IDA (ALIA-DDI)	6.375	06/01/2014	300,615
80,000	Suffolk County, NY IDA (ALIA-DDI)	7.500	09/01/2015	80,000

17	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 675,000	Suffolk County, NY IDA (ALIA-FREE)	5.950%	10/01/2021	$674,298
480,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	10/01/2021	479,501
700,000	Suffolk County, NY IDA (ALIA-IGHL)	5.950	11/01/2022	696,192
360,000	Suffolk County, NY IDA (ALIA-IGHL)	6.000	10/01/2031	346,072
165,000	Suffolk County, NY IDA (ALIA-IGHL)	6.375	06/01/2014	165,325
240,000	Suffolk County, NY IDA (ALIA-IGHL)	6.950	12/01/2014	241,238
610,000	Suffolk County, NY IDA (ALIA-IGHL)	7.125	06/01/2017	616,771
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)	7.250	12/01/2033	1,980,827
45,000	Suffolk County, NY IDA (ALIA-IGHL)	7.500	09/01/2015	45,640
690,000	Suffolk County, NY IDA (ALIA-NYS ARC)	5.950	11/01/2022	686,246
275,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	278,911
160,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)	8.375	06/01/2016	162,379
215,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	218,057
190,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)	7.500	09/01/2015	192,400
1,615,000	Suffolk County, NY IDA (ALIA-UCPAGS)	5.950	10/01/2021	1,613,320
70,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.375	06/01/2014	70,138
420,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.950	12/01/2014	421,197
380,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.000	06/01/2016	383,682
140,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.500	09/01/2015	141,991
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)	6.500	11/01/2037	3,503,066
670,000	Suffolk County, NY IDA (ALIA-WORCA)	5.950	11/01/2022	666,355
440,000	Suffolk County, NY IDA (Catholic Charities)	6.000	10/01/2020	442,693
130,000	Suffolk County, NY IDA (DDI)	6.000	12/01/2019	130,935
375,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	377,295
390,000	Suffolk County, NY IDA (DDI)	6.000	10/01/2020	392,387
7,175,000	Suffolk County, NY IDA (DDI)	8.750	03/01/2023	7,256,078
1,485,000	Suffolk County, NY IDA (Dowling College)	5.000	06/01/2036	1,398,484
2,700,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)	5.375	01/01/2027	2,729,943
1,195,000	Suffolk County, NY IDA (Family Residences)	6.000	12/01/2019	1,203,592
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,398,773
930,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	952,859
2,095,000	Suffolk County, NY IDA (Federation of Organizations)	8.125	04/01/2030	2,117,018
2,500,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)	6.700	05/01/2039	2,603,125
2,815,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650	11/01/2017	2,817,336
190,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	12/01/2019	191,366
815,000	Suffolk County, NY IDA (Independent Group Home Living)	6.000	10/01/2020	819,988
3,275,000	Suffolk County, NY IDA (Innovative Realty I)	6.000	11/01/2037	2,649,901
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	8,827,212
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)	7.550	02/01/2034	4,741,213
7,785,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)	6.375	01/01/2039	7,799,480
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750	11/01/2036	635,362
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750	11/01/2036	1,938,686

18	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
New York Continued
$ 2,190,000	Suffolk County, NY IDA (New Interdisciplinary School)	6.750%		12/01/2019	$2,250,816
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,070,480
2,320,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.300		01/01/2013	2,320,696
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)	5.500		01/01/2023	26,427,378
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)	7.200		02/01/2035	4,873,296
2,430,000	Suffolk County, NY IDA (Pederson-Krager Center)	8.125		04/01/2030	2,446,670
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)	5.250		07/01/2022	878,162
2,480,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)	8.000		04/01/2030	2,485,481
370,000	Suffolk County, NY IDA (Suffolk Hotels)	6.000		10/01/2020	372,264
1,390,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	6.000		12/01/2019	1,399,994
3,200,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,362,720
645,000	Suffolk County, NY IDA (WORCA)	6.000		10/01/2020	648,947
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[8]	06/01/2044	112,379,469
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	9,006,379
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	24,298,758
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	9,129,282
3,005,000	Sullivan County, NY Community College COP[2]	5.750		08/15/2025	2,712,463
6,550,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)	8.500		11/01/2031	6,748,989
2,365,000	Syracuse, NY Hsg. Authority (Pavilion on James)	7.500		11/01/2042	2,285,536
189,965,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	195,076,958
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)	5.375		01/01/2023	1,000,590
6,215,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	2,743,239
670,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2021	668,493
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)	7.375		03/01/2031	1,996,577
35,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	36,992
2,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	2,273,420
1,385,000	Ulster County, NY IDA (Brooklyn Bottling)	8.600		06/30/2022	1,388,670
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	199,073
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,864,321
1,985,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250		06/01/2025	1,978,092
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	2,742,453
3,550,000	Utica, NY IDA (Utica College Civic Facility)	6.850		12/01/2031	3,626,503
1,600,000	Wayne County, NY IDA (ARC)	8.375		03/01/2018	1,601,776
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,199

19	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
New York Continued
$ 10,645,000	Westchester County, NY Healthcare Corp., Series A1	5.000%	11/01/2030	$11,813,289
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,882,070
1,215,000	Westchester County, NY IDA (Clearview School)	7.250	01/01/2035	1,249,664
2,360,000	Westchester County, NY IDA (Field Home)	6.000	08/15/2017	2,384,992
3,335,000	Westchester County, NY IDA (Field Home)	6.500	08/15/2022	3,401,467
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	1,362,660
975,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	984,048
3,375,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000	01/01/2028	3,377,059
540,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125	01/01/2018	541,026
1,340,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750	06/01/2029	1,341,461
1,000,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2013	1,033,830
1,710,000	Westchester County, NY IDA (Schnurmacher Center)	6.500	11/01/2033	1,793,089
2,740,000	Westchester County, NY IDA (Winward School)	5.250	10/01/2031	2,742,165
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	4,455,765
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	51,571,504
52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	43,538,573
3,500,000	Yonkers, NY IDA (Hudson Scenic Studio)	6.625	11/01/2019	3,500,175
3,770,000	Yonkers, NY IDA (Michael Malotz Skilled Nursing Pavilion)[1]	5.650	02/01/2039	3,777,352
1,490,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500	11/01/2030	1,232,513
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	1,189,293
1,700,000	Yonkers, NY IDA (St. Joseph’s Hospital)	6.150	03/01/2015	1,702,142
885,000	Yonkers, NY IDA (St. Joseph’s Hospital)	8.500	12/30/2013	888,885
2,800,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A	6.150	03/01/2015	2,803,528
700,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B	6.150	03/01/2015	700,882
800,000	Yonkers, NY Parking Authority	6.000	06/15/2018	800,320
1,215,000	Yonkers, NY Parking Authority	6.000	06/15/2024	1,196,325

				6,415,135,011

U.S. Possessions–31.7%
825,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	836,501
6,000,000	Guam GO1	6.750	11/15/2029	6,759,540
10,000,000	Guam GO1	7.000	11/15/2039	11,330,600
2,400,000	Guam Government Business Privilege[1]	5.000	01/01/2031	2,744,712
5,400,000	Guam Government Business Privilege[1]	5.250	01/01/2036	6,130,080
300,000	Guam Hsg. Corp. (Single Family Mtg.)	5.750	09/01/2031	376,797
475,000	Guam Power Authority, Series A1	5.125	10/01/2029	475,166
290,000	Guam Power Authority, Series A1	5.250	10/01/2023	290,113
20,000,000	Guam Power Authority, Series A1	5.250	10/01/2034	20,001,800
5,200,000	Guam Power Authority, Series A1	5.500	10/01/2030	5,519,488
7,700,000	Guam Power Authority, Series A1	5.500	10/01/2040	8,083,537
1,915,000	Northern Mariana Islands Commonwealth, Series A	5.000	10/01/2022	1,720,379

20	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 32,515,000	Northern Mariana Islands Commonwealth, Series A	5.000%		06/01/2030	$26,865,194
8,105,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	6,171,552
15,725,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	15,587,878
49,000,000	Puerto Rico Aqueduct & Sewer Authority[4]	5.125		07/01/2047	52,009,090
3,600,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2042	3,597,012
76,335,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	79,970,836
99,165,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	103,536,193
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,220,400
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	64,606,868
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	56,681,032
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[3]	05/15/2050	12,843,070
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	20,867,450
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	62,161,081
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	39,708,208
2,000,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	2,015,040
3,000,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	3,002,820
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,309,472
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	3,034,756
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	15,057,670
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	10,412,094
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	44,028,400
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	5,223,250
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	8,644,263
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	80,384,339
10,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2039	10,346,400
30,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	31,850,700
2,420,000	Puerto Rico Commonwealth GO1	5.750		07/01/2041	2,537,636
2,700,000	Puerto Rico Commonwealth GO1	6.000		07/01/2035	2,922,210
1,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	1,071,230
6,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	6,679,140
5,675,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	6,429,321
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	10,525,469
3,550,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	3,554,935
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.829	[5]	07/01/2029	42,411,600
170,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	178,308
35,000	Puerto Rico HFC[1]	5.100		12/01/2018	35,508
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	9,542,023
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	5,220,924
3,100,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	3,210,360
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	4,459,400
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	280,438
105,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2033	108,788

21	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 11,480,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000%		07/01/2033	$11,503,304
80,000	Puerto Rico Highway & Transportation Authority, Series G	5.000		07/01/2042	82,886
28,790,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	28,801,516
1,120,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	1,163,299
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,690,905
1,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	1,155,030
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,781,844
915,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	985,995
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	7,208,136
10,000	Puerto Rico Highway & Transportation Authority, Series M	5.000		07/01/2046	12,085
92,110,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	92,183,688
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	3,441,851
57,435,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	60,897,756
25,255,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	25,533,058
675,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	675,034
17,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	17,491,574
148,985,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	148,859,853
121,890,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	121,368,311
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,412,055
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	16,408,350
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	6,610,755
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	7,910,004
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	7,555,250
1,680,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,768,418
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		04/01/2027	1,392,255
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	6,306,306
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125		04/01/2032	898,520
1,465,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,482,404
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		04/01/2042	1,230,984
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,361,605
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	23,094,070
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2026	5,629,500
650,000	Puerto Rico ITEMECF (International American University)[1]	5.000		10/01/2031	723,879

22	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon		Maturity	Value
U.S. Possessions Continued
$ 1,075,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600%		05/01/2014	$1,076,548
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	5,253,465
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	5,304,600
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	500,770
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	8,006,560
5,200,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000		07/01/2033	5,207,176
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	5,082,465
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	90,160,737
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	7,441,500
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	19,180,463
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	124,689,486
9,450,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	9,467,010
1,215,000	Puerto Rico Public Buildings Authority[1]	5.875		07/01/2039	1,268,873
15,440,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	16,539,791
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,759,305
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	9,188,100
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	9,211,840
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,922,900
20,000,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	21,019,800
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	312,218,838
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[3]	08/01/2054	54,965,543
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[3]	08/01/2056	16,814,658
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	5,589,000
5,775,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	6,807,166
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	14,033,600
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	10,605,200
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[8]	08/01/2032	36,274,700
7,500,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	7,926,150
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	4,298,560
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	105,083,453
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,630,482
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,642,786
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	5,406,773
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	24,960,244
67,190,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	68,254,962
10,000	V.I. HFA, Series A	6.450		03/01/2016	9,986
590,000	V.I. Public Finance Authority (Matching Fund Loan Note)[1]	6.000		10/01/2039	646,959
4,160,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	5.000		10/01/2032	4,512,851
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	787,665
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,522,143

23	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

Principal Amount		Coupon	Maturity	Value
U.S. Possessions Continued
$1,015,000	V.I. Water & Power Authority, Series A1	5.000%	07/01/2031	$1,051,845

				2,586,516,504
Total Investments, at Value (Cost $9,259,036,085)-110.4%				9,001,651,515
Liabilities in Excess of Other Assets-(10.4)				(847,961,175)

Net Assets-100.0%				$8,153,690,340

Footnotes to Statement of Investments

*	September 28, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings.
2.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.
3.	Zero coupon bond reflects effective yield on the date of purchase.
4.	Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.
5.	Represents the current interest rate for a variable or increasing rate security.
6.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.
7.	Represents the current interest rate for an inverse floating rate security. See accompanying Notes.
8.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living

24	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC	Jewish Community Center
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Development Corporation
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

Notes to Statement of Investments

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing

25	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse

26	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 28, 2012, the Fund’s maximum exposure under such agreements is estimated at $514,405,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 28, 2012, municipal bond holdings with a value of $1,742,918,718 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $959,575,000 in short-term floating rate securities issued and outstanding at that date.

At September 28, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate [2]	Maturity Date	Value
$23,960,000	NY Austin Trust Various States Inverse Certificates	7.909%	11/1/38	$25,185,075
16,400,000	NY Austin Trust Various States Inverse Certificates	11.760	7/1/48	21,194,212
31,175,000	NY Liberty Devel. Corp. (One Bryant Park) ROLs[3]	10.617	1/15/46	40,525,318
7,500,000	NY Liberty Devel. Corp. ROLs[3]	9.661	1/15/44	9,164,100
8,770,000	NY MTA ROLs[3]	20.586	11/15/30	8,781,752
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.438	12/1/27	17,583,831
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.020	12/1/34	8,231,531
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.213	10/1/30	28,806,367
5,605,000	NYC GO DRIVERS	10.192	12/1/33	6,565,193
5,460,000	NYC GO DRIVERS	9.258	8/1/30	6,479,164
2,430,000	NYC GO DRIVERS	10.193	8/1/35	2,920,909
5,745,000	NYC GO DRIVERS	10.191	3/1/35	6,739,000
5,000,000	NYC GO ROLs	18.970	3/1/21	9,567,600
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.178	11/1/26	1,497,018
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.330	11/1/27	1,383,540
1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.432	11/1/32	1,662,960

27	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.178	11/1/37	1,848,140
2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.289	11/1/39	2,473,988
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.437	5/1/40	4,451,993
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.654	11/1/34	1,097,679
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.918	11/1/39	997,294
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	20.508	11/1/46	3,877,146
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	9.589	11/1/40	4,417,223
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	16.953	11/1/30	4,375,891
11,635,000	NYC HDC (Multifamily Hsg.) ROLs[3]	12.898	5/1/49	13,226,435
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.191	7/1/35	10,172,723
5,265,000	NYS DA (Vassar College) DRIVERS	10.189	7/1/46	6,194,220
3,410,000	NYS HFA ROLs[3]	14.619	11/1/45	3,982,164
3,750,000	Port Authority NY/NJ ROLs[3]	21.840	9/15/28	6,802,050
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	16.647	10/15/27	6,487,344
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.716	10/15/28	4,606,458
5,500,000	Port Authority NY/NJ, 11588th Series ROLs	16.656	10/15/32	7,016,350
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	12.329	9/1/29	10,098,717
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.218	11/1/28	13,257,842
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.220	11/1/29	13,023,799
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	13.710	5/1/34	13,108,731
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.701	12/1/34	14,040,000
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	15.641	3/15/35	38,349,668
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	14.128	5/1/38	5,950,186
10,755,000	Port Authority NY/NJ, 166th Series	9.270	1/15/41	13,732,844
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.725	11/1/35	24,307,200
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.659	11/1/30	11,869,950
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	9.725	11/1/35	37,639,699
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.652	3/15/35	5,327,896
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	9.855	7/15/36	10,282,800
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	9.347	10/15/31	10,241,820
10,125,000	Port Authority NY/NJ, 3266th Series[3]	9.417	7/15/39	13,004,348
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.715	7/15/34	29,088,972
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	18.162	7/1/47	5,916,790
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.621	7/1/47	16,842,300
98,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	14.423	8/1/57	114,588,838
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.910	8/1/57	33,653,453
18,135,000	SONYMA ROLs[3]	7.684	10/1/34	18,456,896
1,250,000	SONYMA ROLs[3]	14.238	4/1/29	1,255,250
700,000	SONYMA ROLs[3]	13.858	4/1/29	702,478
815,000	SONYMA ROLs[3]	14.107	4/1/29	818,423
7,635,000	SONYMA ROLs[3]	13.911	4/1/34	7,655,156
5,275,000	SONYMA ROLs[3]	14.046	10/1/28	5,313,297
3,175,000	SONYMA ROLs[3]	13.293	10/1/26	3,502,279
4,945,000	SONYMA ROLs[3]	8.897	10/1/37	5,273,843
11,465,000	SONYMA ROLs[3]	8.502	10/1/31	12,028,619
8,405,000	SONYMA ROLs[3]	8.640	10/1/37	8,668,077

28	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

2,275,000	SONYMA, Series 145 DRIVERS	9.442	10/1/37	2,460,595
980,000	SONYMA, Series 148 DRIVERS	9.471	10/1/27	1,117,082
3,080,000	SONYMA, Series 148 DRIVERS	9.601	10/1/32	3,451,202

				$783,343,718

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2.	Represents the current interest rate for the inverse floating rate security.
3.	Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $959,575,000 as of September 28, 2012.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 28, 2012 is as follows:

Cost	$84,489,667
Market Value	$57,856,109
Market Value as a % of Net Assets	0.71%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the

29	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

30	Rochester Fund Municipals

Rochester Fund Municipals

STATEMENT OF INVESTMENTS September 28, 2012* (Unaudited)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$6,414,999,989	$135,022	$6,415,135,011
U.S. Possessions	—	2,586,516,504	—	2,586,516,504

Total Assets	$—	$9,001,516,493	$135,022	$9,001,651,515

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$8,303,928,720 [1]

Gross unrealized appreciation	$501,859,674
Gross unrealized depreciation	(773,620,257)

Net unrealized depreciation	$(271,760,583)

1.	The Federal tax cost of securities does not include cost of $969,483,378, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

31	Rochester Fund Municipals

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/12/2012